INCOME TAXES (Narrative)(Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Required income from exports, percent	25.00%
Withholding tax rate	15.00%
Corporate tax rate	26.50%	26.50%	25.00%
2016 Corporate tax rate	25.00%
Minimum [Member]
Corporate tax on income if approved enterprise status earnings are distributed	10.00%
Tax rate on dividend distributed generated from preferred income	15.00%
Maximum [Member]
Corporate tax on income if approved enterprise status earnings are distributed	25.00%
Tax rate on dividend distributed generated from preferred income	20.00%
Law for the Encouragement of Capital Investments Investment First Plan [Member]
Period of full tax exemption	4 years
Tax rate after full exemption period	25.00%
Post exemption period	3 years
Law for the Encouragement of Capital Investments Investment Plan Second and Third Plans [Member]
Period of full tax exemption	2 years
Tax rate after full exemption period	25.00%
Post exemption period	5 years
Preferred Area A [Member]
Withholding tax rate	15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after	6.00%
Required percentage of export of company' s total turnover	25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012	10.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	7.00%
Outside Preferred Area A [Member]
Withholding tax rate	15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after	12.00%
Required percentage of export of company' s total turnover	25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012	15.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	12.50%
Development area A [Member]
Tax rate applicable to approved industrial enterprise, 2015 and after	6.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	7.00%
Corporate tax rate	9.00%
Outside development area A [Member]
Tax rate applicable to approved industrial enterprise, 2015 and after	12.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	12.50%
Corporate tax rate	16.00%